Accruals And Other Payables (Details)		6 Months Ended
	Nov. 03, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)
Accruals and Other Payables [Line Items]
Asset Acquisition, Consideration Transferred, Total	$ 1,720,000
Advance Payments by Borrowers for Taxes and Insurance	530,000
Company remitted balance		$ 1,190,000
Investment Company, Debt Instrument, Amount Repaid to Principal, Excess (Less)		$ 990,000	¥ 6,829,020
Direct Booking Technology Co., Ltd [Member]
Accruals and Other Payables [Line Items]
Acquired shares	$ 716,667